UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)       (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.
(a)
Semi-Annual Report 2021
For the fiscal period from July 1, 2021 through December 31, 2021
(Unaudited)

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://docs.nottinghamco.com/FFIU or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

(unaudited)
Shareholder Letter: 12/31/21
Dear Shareholder:
The UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF,” the “Fund,” or “FFIU”) will celebrate its fifth anniversary on August 18, 2022.  As of December 31, 2021, Morningstar rated the fund as 5-Star (*****).1
The Pandemic Economy
The pandemic continues to play havoc with the economy’s re-opening, resulting in volatile financial markets.  The threat of inflation and rising interest rates impacted the entire fixed income marketplace, sending bond prices lower.  Over the period, the Fund managed small positive return.
The fear of holiday shopping “shortages” pulled demand forward.  Thus, Q4 2021 started off with strong October retail sales, but ended with such sales disappointing financial markets in December.  And, while Q4 2021 real GDP looked strong (+6.9% annualized growth), more than 70% of that growth was accounted for by rising inventories. (Apparently, fewer “shortages” than the public was led to believe!)  The result is that GDP growth for Q1 2022 looks to be quite weak, and the Fund Managers have positioned the Fund’s assets with that view in mind.

The table shows FFIU’s Net Asset Value (NAV) returns over the latest period ended December 31, 2021 compared to that of its benchmark, the Barclay’s U.S. Aggregate Total Return Value Unhedged USD Index (the “Barclay U.S. Agg”).

The Fund outperformed its benchmark over most of the time periods shown. It should be noted that the benchmark is more heavily weighted toward U.S. Treasury Securities than is the Fund, and the benchmark’s asset quality is Aa1/Aa2 per Moody’s and AA+/AA per Standard & Poor’s.  The Fund’s asset quality was A2 per Moody’s and A per Standard & Poor’s as of December 31, 2021.
Quarterly, Semi-Annual, Annual, and Since Inception Returns:
FFIU vs.Barclay US Agg
	---FFIU----		----Barclay US Agg ----
Period	Return	Annualized	Return	Annualized
10/1/21 to 12/31/21	0.13%	N/A	0.01%	N/A
7/1/21 to 12/31/21	0.03%	N/A	0.06%	N/A
1/1/21 to 12/31/21	0.11%	0.11%	-1.54%	-1.54%
8/18/17 to 12/31/21	17.54%	3.77%	15.46%	3.34%
The performance information quoted represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

1 Morning’s 5-Star rating is as of December 31, 2021. The rating category is for the US Fund Intermediate Core Bond Funds.  The number of stars can fluctuate depending on performance even over periods as short as one month.  There are 423 funds in the category.  The performance information quoted represents past performance, which is not a guarantee of future results.

Universal Value Advisors has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the advisor or sub-advisor)) to not more than 0.50% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2022.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the total expenses were 0.80% per the ETF’s most recent prospectus dated November 1, 2021.

Active Management
The Fund’s outperformance is attributable to the active management positioning of Fund assets by its portfolio managers (the “Fund Managers”).  The Fund Managers change the Fund’s duration and/or asset quality depending on the Fund Managers’ view of the ensuing economic landscape.  The benchmark is a passive index with fixed duration and asset quality targets.  Passive funds, due to their size and the nature of the ETF creation/redemption process, gravitate to highly liquid assets that are always available, while FFIU can purchase smaller debt issues (but still liquid), which usually carry a yield premium.

Monetary Policy Issues
Because inflation has lingered, the Federal Reserve (the “Fed”) has informed markets that it will be tightening monetary policy, first by halting bond purchases for its asset portfolio, then, beginning in March, by raising the Federal Funds Rate.  The Fed has never begun a tightening cycle when the economy was showing signs of slowing, as it is displaying today.  The result is a bit of volatility in financial markets.

The Fund Managers are experienced economists and fixed income portfolio managers. While there is no guarantee that the Fund Managers will always have the correct interest rate forecast, the Fund Managers have several decades of market and management experience, including the disruptive market conditions accompanying several recessions.  Thus, they have a long-term perspective, believe their economic views and steady management hands will weather the pandemic and the monetary tightening cycle, and will continue to benefit FFIU’s shareholders.

Robert Barone, Ph.D.
Joshua Barone
Universal Value Advisors

(RCUVA0222002)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 74.14%
Communication Services - 7.84%
Alphabet, Inc.	$ 500,000	1.900%	8/15/2040	$ 457,790
Alphabet, Inc.	750,000	2.050%	8/15/2050	674,263
Discovery Communications LLC	250,000	3.800%	3/13/2024	262,406
FedEx Corp.	250,000	3.875%	8/1/2042	275,876
FedEx Corp.	879,000	4.100%	4/15/2043	990,690
FedEx Corp.	375,000	4.100%	2/1/2045	422,187
FedEx Corp.	250,000	4.400%	1/15/2047	296,145
Netflix, Inc.	300,000	4.375%	11/15/2026	332,644
Netflix, Inc.	750,000	4.875%	4/15/2028	856,294
Netflix, Inc.	300,000	6.375%	5/15/2029	373,221
Qualcomm, Inc.	200,000	3.250%	5/20/2027	216,096
The Walt Disney Co.	300,000	3.500%	5/13/2040	330,073
The Walt Disney Co.	250,000	2.750%	9/1/2049	243,505
TWDC Enterprises 18 Corp.	250,000	3.000%	7/30/2046	258,194
United Parcel Service	200,000	3.625%	10/1/2042	231,766
				6,221,150
Consumer Discretionary - 9.37%
Amazon.com, Inc.	500,000	2.500%	11/29/2022	507,558
Amazon.com, Inc.	500,000	3.150%	8/22/2027	540,720
Amazon.com, Inc.	750,000	2.500%	6/3/2050	719,112
Autonation, Inc.	250,000	3.800%	11/15/2027	266,928
Autonation, Inc.	400,000	4.750%	6/1/2030	457,840
Bath & Body Works, Inc.	250,000	5.250%	2/1/2028	276,602
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	215,099
Expedia Group, Inc.	500,000	5.000%	2/15/2026	556,874
Expedia Group, Inc.	150,000	4.625%	8/1/2027	167,243
Expedia Group, Inc.	226,000	3.800%	2/15/2028	242,003
Expedia Group, Inc.	250,000	3.250%	2/15/2030	255,638
Expedia Group, Inc.	500,000	2.950%	3/15/2031	500,359
Kohl's Corp.	250,000	6.875%	12/15/2037	324,609
NIKE, Inc.	250,000	3.250%	3/27/2040	273,244
NIKE, Inc.	343,000	3.625%	5/1/2043	393,938
Nordstrom, Inc.	250,000	6.950%	3/15/2028	281,927
Ralph Lauren Corp.	100,000	2.950%	6/15/2030	104,432
Starbucks Corp.	500,000	2.700%	6/15/2022	503,232
Starbucks Corp.	250,000	2.450%	6/15/2026	259,048
Tapestry, Inc.	58,000	4.125%	7/15/2027	62,748
Target Corp.	500,000	2.500%	4/15/2026	524,111
				7,433,265
Consumer Staples - 1.54%
Altria Group, Inc.	250,000	5.800%	2/14/2039	301,602
Altria Group, Inc.	400,000	4.250%	8/9/2042	408,063
Altria Group, Inc.	250,000	4.500%	5/2/2043	260,365
The Clorox Co.	250,000	3.050%	9/15/2022	252,873
				1,222,903
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Financials - 16.82%
American Express Co.	$ 218,000	2.500%	8/1/2022	$ 220,267
American International Group	200,000	8.175%	5/15/2058	293,849
American Tower Corp.	350,000	3.800%	8/15/2029	381,483
Bank of America Corp.	500,000	6.300%	9/10/2170	565,000
Berkshire Hathaway Finance Corp.	300,000	2.850%	10/15/2050	297,607
Capital One Financial Co.	400,000	3.900%	1/29/2024	421,195
Charles Schwab Corp.	150,000	3.300%	4/1/2027	160,941
Charles Schwab Corp.	1,000,000	4.000%	3/1/2170	1,011,250
Charles Schwab Corp.	1,500,000	5.375%	9/1/2170	1,638,750
Cincinnati Financial Corp.	59,000	6.920%	5/15/2028	75,979
Cincinnati Financial Corp.	250,000	6.125%	11/1/2034	341,283
Citigroup Global Markets Holdings, Inc.	250,000	4.000%	3/17/2031	247,500
Citigroup, Inc.	500,000	3.875%	5/18/2170	501,250
Fidelity National Financial, Inc.	250,000	4.500%	8/15/2028	283,000
Fidelity National Financial, Inc.	250,000	3.400%	6/15/2030	264,508
Fidelity National Financial, Inc.	500,000	2.450%	3/15/2031	491,842
Goldman Sachs Group, Inc.	250,000	4.600%	10/15/2033	275,997
Goldman Sachs Group, Inc.	1,100,000	4.950%	8/10/2170	1,144,000
GS Finance Group, Inc.	250,000	4.000%	3/10/2031	250,000
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	548,587
Lockheed Martin Corp.	300,000	2.800%	6/15/2050	301,064
Metlife, Inc.	250,000	10.750%	8/1/2039	424,219
Metlife, Inc.	250,000	5.875%	9/15/2170	281,263
Morgan Stanley	500,000	6.250%	8/9/2026	596,737
Morgan Stanley	250,000	4.350%	9/8/2026	276,483
Morgan Stanley	280,000	5.875%	3/15/2170	315,690
Progressive Corp.	415,000	3.700%	1/26/2045	467,796
Reinsurance Group of America	100,000	3.900%	5/15/2029	109,656
Seagate HDD Cayman	1,000,000	5.750%	12/1/2034	1,153,920
				13,341,116
Health Care - 5.20%
AbbVie, Inc.	450,000	8.000%	3/15/2023	458,741
Amgen, Inc.	300,000	3.150%	2/21/2040	309,134
Amgen, Inc.	100,000	5.375%	5/15/2043	127,919
Amgen, Inc.	300,000	4.400%	5/1/2045	359,993
Biogen, Inc.	650,000	3.625%	9/15/2022	664,037
Biogen, Inc.	250,000	3.150%	5/1/2050	241,901
Bristol-Myers Squibb Co.	900,000	3.250%	8/15/2022	915,655
Bristol-Myers Squibb Co.	75,000	3.875%	8/15/2025	81,250
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	358,142
Stryker Corp.	359,000	3.375%	11/1/2025	383,188
Stryker Corp.	211,000	3.500%	3/15/2026	226,446
				4,126,406

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Industrials - 11.53%
3M Co.	$ 350,000	2.250%	9/19/2026	$ 359,500
Boeing Co.	300,000	3.250%	3/1/2028	311,225
Boeing Co.	500,000	3.300%	3/1/2035	504,431
Boeing Co.	250,000	5.875%	2/15/2040	321,804
Boeing Co.	100,000	3.500%	3/1/2045	97,715
Boeing Co.	100,000	3.375%	6/15/2046	96,506
Commercial Metals Co.	220,000	3.875%	2/15/2031	218,674
Dana, Inc.	180,000	5.375%	11/15/2027	189,054
Delta Air Lines, Inc.	850,000	2.900%	10/28/2024	867,381
Delta Air Lines, Inc.	255,000	4.375%	4/19/2028	272,103
Delta Air Lines, Inc.	290,000	3.750%	10/28/2029	297,779
EOG Resources, Inc.	330,000	5.100%	1/15/2036	403,093
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	259,620
Ford Motor Credit Co. LLC	200,000	4.389%	1/8/2026	215,726
Ford Motor Credit Co. LLC	100,000	6.625%	2/15/2028	118,726
Freeport-McMoran, Inc.	300,000	5.000%	9/1/2027	312,419
Freeport-McMoran, Inc.	250,000	4.375%	8/1/2028	262,546
Freeport-McMoran, Inc.	100,000	4.250%	3/1/2030	105,644
Freeport-McMoran, Inc.	100,000	5.400%	11/14/2034	121,891
General Motors Co.	250,000	5.000%	10/1/2028	287,141
General Electric Co.	288,000	5.100%	6/15/2032	313,316
Mohawk Industries, Inc.	500,000	3.625%	5/15/2030	537,282
Olin Corp.	150,000	5.625%	8/1/2029	162,718
Pulte Group, Inc.	250,000	6.375%	5/15/2033	325,430
RPM International, Inc.	250,000	3.750%	3/15/2027	272,508
Southwest Airlines Co.	9,427	6.150%	8/1/2022	9,584
Southwest Airlines Co.	400,000	4.750%	5/4/2023	419,065
Southwest Airlines Co.	250,000	7.375%	3/1/2027	305,554
Southwest Airlines Co.	500,000	5.125%	6/15/2027	572,372
Southwest Airlines Co.	100,000	2.625%	2/10/2030	100,066
Spirit Aerosystems Co.	250,000	4.600%	6/15/2028	251,004
United Airlines Holdings	250,000	4.875%	1/15/2025	257,450
				9,149,327
Information Technology - 15.88%
Apple, Inc.	500,000	2.900%	9/12/2027	533,590
Apple, Inc.	500,000	2.375%	2/8/2041	488,811
Apple, Inc.	450,000	3.850%	5/4/2043	532,710
Apple, Inc.	500,000	3.450%	2/9/2045	561,189
Apple, Inc.	100,000	4.650%	2/23/2046	131,899
Apple, Inc.	400,000	4.250%	2/9/2047	502,472
Apple, Inc.	350,000	3.750%	9/12/2047	411,658
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	156,683
Avnet, Inc.	250,000	4.625%	4/15/2026	274,421
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	525,408

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Information Technology - Continued
Crowdstrike Holdings, Inc.	$ 1,000,000	3.000%	2/15/2029	$ 989,055
Ebay, Inc.	500,000	3.600%	6/5/2027	544,401
Ebay, Inc.	190,000	2.700%	3/11/2030	194,612
Ebay, Inc.	1,068,000	4.000%	7/15/2042	1,196,342
Flex Ltd.	250,000	5.000%	2/15/2023	260,873
Flex Ltd.	200,000	4.875%	5/12/2030	228,526
IBM Corp.	500,000	4.150%	5/15/2039	579,942
Intel Corp.	300,000	3.250%	11/15/2049	318,658
Jabil, Inc.	210,000	4.700%	9/15/2022	215,590
Microsoft Corp.	450,000	3.500%	11/15/2042	520,418
Microsoft Corp.	500,000	2.525%	6/1/2050	490,944
NetApp, Inc.	275,000	3.250%	12/15/2022	279,190
NetApp, Inc.	100,000	3.300%	9/29/2024	104,637
Oracle Corp.	400,000	3.800%	11/15/2037	419,346
Oracle Corp.	650,000	4.125%	5/15/2045	689,470
Qorvo, Inc.	250,000	4.375%	10/15/2029	265,719
Verisign, Inc.	500,000	4.750%	7/15/2027	519,942
VMWare, Inc.	650,000	2.950%	8/21/2022	657,725
				12,594,231
Real Estate - 5.96%
Boston Properties LP	300,000	2.550%	4/1/2032	298,478
Hudson Pacific Properties, Inc.	600,000	4.650%	4/1/2029	679,382
Hudson Pacific Properties, Inc.	420,000	3.250%	1/15/2030	436,729
Hyatt Hotels Corp.	450,000	5.375%	4/23/2025	499,389
Hyatt Hotels Corp.	250,000	4.375%	9/15/2028	270,768
Hyatt Hotels Corp.	450,000	5.750%	4/23/2030	537,830
KB Home	550,000	4.800%	11/15/2029	601,114
Kilroy Realty LP	100,000	3.050%	2/15/2030	103,320
Kilroy Realty LP	550,000	2.500%	11/15/2032	533,963
Las Vegas Sands Corp.	125,000	3.200%	8/8/2024	127,365
Las Vegas Sands Corp.	200,000	2.900%	6/25/2025	199,709
Las Vegas Sands Corp.	325,000	3.500%	8/18/2026	329,498
Las Vegas Sands Corp.	100,000	3.900%	8/8/2029	100,886
				4,718,431

Total Corporate Bonds (Cost $57,141,115)				58,806,829

FOREIGN BONDS - 0.27%
Financial - 0.27%
HSBC Holdings PLC	25,000	4.250%	3/14/2024	26,417
MercadoLibre, Inc.	200,000	3.125%	1/14/2031	189,289

Total Foreign Bonds (Cost $228,684)				215,706

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - 11.54%
Alaska Municipal Bond Bank Authority	$ 350,000	2.602%	12/1/2036	$ 340,237
Alaska Municipal Bond Bank Authority	350,000.000	3.028%	12/1/2041	345,805
Arizona Board of Rights University	350,000.000	3.900%	6/1/2044	407,294
Bay Area California Toll Authority	350,000.000	2.913%	4/1/2036	349,756
Brea Redevelopment Agency	60,000.000	2.500%	8/1/2023	61,464
Bristol Township School District	255,000.000	3.650%	6/1/2043	262,700
City of New York NY	170,000.000	3.450%	3/1/2026	183,649
City of San Francisco CA Public Utilities
Commission Water Revenue	400,000.000	3.476%	11/1/2043	414,380
City of San Francisco CA Public Utilities
Commission Water Revenue	250,000.000	2.900%	11/1/2025	264,440
Golden State Tobacco Securitization Corp.	250,000.000	3.115%	6/1/2038	252,768
Manatee County Florida Port Authority	200,000.000	3.187%	10/1/2041	209,239
Martinez California Refinance Taxable
Government Authority	330,000.000	2.700%	8/1/2040	324,821
Miami-Dade County Florida Seaport Revenue
Authority	250,000.000	2.762%	10/1/2038	242,027
New Jersey Educational Facilities Authority	400,000.000	3.468%	7/1/2035	418,462
New York City Transitional Finance Authority
Future Tax Secured Revenue	325,000.000	4.905%	11/1/2024	357,983
New York State Urban Development Corp.	280,000.000	3.200%	3/15/2022	281,665
Pennsylvania Higher Educational Facilities
Authority	250,000.000	4.300%	6/15/2045	274,841
Redevelopment Authority of the City of
Philadelphia	225,000.000	3.713%	11/1/2023	235,677
Regents of the University of California Medical
Center Pooled Revenue	70,000.000	2.459%	5/15/2026	72,461
Sacramento County Public Financing
Authority	265,000.000	3.793%	4/1/2022	267,037
San Antonio Water System	185,000.000	3.206%	5/15/2030	202,666
San Marcos Unified School District	350,000.000	3.377%	8/1/2040	366,959
State of Oregon	250,000.000	3.577%	8/1/2029	261,424
Tampa-Hillsborough County Expressway
Authority	505,000	2.692%	7/1/2037	509,969
The Pennsylvania State University	300,000	5.450%	2/15/2030	365,784
The Pennsylvania State University	200,000	2.790%	9/1/2043	202,221
The Trustees of Princeton University	250,000	2.612%	7/1/2026	261,884
Torrance Unified School District	400,000	3.344%	8/1/2039	423,199
Tulare County Board of Education	250,000	3.640%	5/1/2043	263,857
University of California	25,000	3.039%	5/15/2027	26,670
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	151,061
Utah Transit Authority	550,000	2.774%	12/15/2038	549,142

Total Municipal Bonds (Cost $9,063,282)				9,151,542

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021
	Shares	Value (Note 1)

CLOSED-END FUNDS - 1.73%
Bitwise 10 Cryptocurrency Index Fund	2,500	$ 95,375
BlackRock Taxable Municipal Bond Trust	26,824	702,252
Guggenheim Taxable Municipal Bond &
Investment Grade Debt Trust	24,328	577,303

Total Closed-End Funds (Cost $1,388,623)		1,374,930

EXCHANGE-TRADED FUNDS - 3.12%
Commodity Fund - 2.04%
* Aberdeen Standard Physical Gold
Shares ETF	92,000	1,615,520

Financials - 1.08%
Invesco Financial Preferred ETF	5,000	94,100
VanEck Vectors Preferred Securities ex
Financials ETF	35,000	765,800
		859,900

Total Exchange-Traded Funds (Cost $2,478,331)		2,475,420

PREFERRED STOCK - 0.16%
Real Estate - 0.16%
Hudson Pacific Properties, Inc.	5,000	130,450

Total Preferred Stock (Cost $125,000)		130,450

SHORT-TERM INVESTMENT - 9.25%
Blackrock Treasury Trust, 0.01% §	7,338,222	7,338,222

Total Short-Term Investment (Cost $7,338,222)		7,338,222

Investments, at Value (Cost $77,763,257) - 100.21%		$79,493,099

Liabilities in Excess of Other Assets - (0.21)%		(170,124)

Net Assets - 100%		$79,322,975

§ Represents 7 day effective yield
* Non-income producing investment
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company
LP - Limited Partnership

		(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	74.14%	$58,806,829
Foreign Bonds	0.27%	215,706
Municipal Bonds	11.54%	9,151,542
Closed-End Funds	1.73%	1,374,930
Exchange-Traded Funds	3.12%	2,475,420
Preferred Stock	0.16%	130,450
Short-Term Investment	9.25%	7,338,222
Liabilities in Excess of Other Assets	-0.21%	(170,124)
Total Net Assets	100.00%	$79,322,975

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2021

Assets:
Investments, at value (cost $77,763,257)	$79,493,099
Receivables:
Interest and dividends	469,991

Total assets	79,963,090

Liabilities:
Payables:
Distributions	606,157
Accrued expenses:
Operating expenses	21,796
Related party fees	8,766
Advisory fees	3,396

Total liabilities	640,115

Total Net Assets	$79,322,975

Net Assets Consist of:
Paid in Capital	$77,515,765
Distributable Earnings	1,807,210

Total Net Assets	$79,322,975
Shares Outstanding, no par value (unlimited authorized shares)	3,050,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$26.01

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2021

Investment Income:
Interest	$1,133,038
Dividends	68,653

Total Investment Income	1,201,691

Expenses:
Advisory fees (note 2)	101,780
Administration fees (note 2)	40,712
Fund accounting fees (note 2)	30,000
Professional fees	16,232
Pricing fees	15,000
Other operating expenses	12,728
Transfer agent fees (note 2)	10,071
Compliance fees (note 2)	8,500
Custody fees	8,390
Trustee fees (note 3)	4,500
Distribution fees	3,250
Insurance fees	2,521

Total Expenses	253,684

Expenses waived by the Sub-Advisor (note 2)	(50,133)

Net Expenses	203,551

Net Investment Income	998,140

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	137,409
Net change in unrealized depreciation on investments	(1,130,392)

Net Realized and Unrealized Loss on Investments	(992,983)

Net Increase in Net Assets Resulting from Operations	$5,157

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets
	December 31,	June 30,
For the fiscal year or period ended	2021 (a)	2021

Operations:
Net investment income	$998,140	$ 1,822,172
Net realized gain from investment transactions	137,409	536,833
Net change in unrealized appreciation (depreciation) on investments	(1,130,392)	633,240

Net Increase in Net Assets Resulting from Operations	5,157	2,992,245

Distributions to Investors:	(1,596,187)	(2,059,605)

Decrease from Distributions to Investors	(1,596,187)	(2,059,605)

Beneficial Interest Transactions:
Shares sold	-	18,555,515

Increase from Beneficial Interest Transactions	-	18,555,515

Net Increase (Decrease) in Net Assets	(1,591,030)	19,488,155

Net Assets:
Beginning of period	80,914,005	61,425,850
End of period	$79,322,975	$ 80,914,005

Share Information:
Shares Sold	-	700,000
Net Increase in Shares of Beneficial Interest	-	700,000

(a) Unaudited.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during each	December 31,		June 30,
of the fiscal years or periods ended	2021	(g)	2021	2020	2019	2018	(d)

Net Asset Value, Beginning of Period	$ 26.53		$ 26.14	$ 25.28	$ 24.30	$ 25.00

Income (Loss) from Investment Operations:
Net investment income (f)	0.32		0.64	0.71	0.70	0.46
Net realized and unrealized gain (loss) on	(0.32)		0.47	0.86	0.98	(0.71)
investments

Total from Investment Operations	(0.00)	(h)	1.11	1.57	1.68	(0.25)

Distributions to Investors:
From net investment income	(0.32)		(0.64)	(0.71)	(0.70)	(0.45)
From capital gains	(0.20)		(0.08)	-	-	-

Total from Distributions to Investors	(0.52)		(0.72)	(0.71)	(0.70)	(0.45)

Net Asset Value, End of Period	$ 26.01		$ 26.53	$ 26.14	$ 25.28	$ 24.30

Total Return (e)	0.03%	(b)	4.30%	6.29%	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$ 79,323		$ 80,914	$ 61,426	$ 45,502	$ 47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.62%	(a)	0.65%	0.73%	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.50%	(a)	0.50%	0.50%	0.45%	0.45%	(a)
Net Investment Income to Average Net Assets	2.49%	(a)	2.47%	2.75%	2.88%	2.36%	(a)

Portfolio turnover rate	6.50%	(b)	30.49%	21.28%	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Calculated using the average shares method.
(g) Unaudited.
(h) Less than $0.01.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

1.  Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal.  The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and seven years, under normal circumstances.  Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Creation Transaction Fees. A creation transaction fee of $5.00 per domestic security with a $500 minimum per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities.  The price for each Creation unit will equal the Fund's daily NAV per share times the number of Shares in a Creation unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

Redemption Transaction Fees. A redemption transaction fee of $5.00 per domestic security with a $500 minimum per transaction (the "Redemption Transaction Fee") is applicable to each transaction regardless of the number of Creation units redeemed in the transaction.  An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the ETF for the costs associated with selling the applicable securities.  The price for each Creation unit will equal the Fund's daily NAV per share times the number of Shares in a Creation unit plus the Redemption Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

With respect to any portion of a ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.

With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2021 for the ETF’s assets measured at fair value:

Investments in Securities (a)(b)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$58,806,829	$-	$58,806,829	$-
Foreign Bonds	215,706	-	215,706	-
Municipal Bonds	9,151,542	-	9,151,542	-
Closed-End Funds	1,374,930	1,374,930	-	-
Exchange-Traded Funds	2,475,420	2,475,420	-	-
Preferred Stock	130,450	130,450	-	-
Short-Term Investment	7,338,222	7,338,222	-	-
Total Assets	$79,493,099	$11,319,022	$68,174,077	$-

(a)	The ETF did not hold any Level 3 securities during the period.
(b)	Refer to Schedule of Investments for a breakdown by Industry.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the ETF’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal period ended December 31, 2021, the Advisor earned $20,356 in net advisory fees after payment of the sub-advisor fee.

For the fiscal period ended December 31, 2021, the Sub-Advisor earned $81,424 in sub-advisory fees, of which $50,133 were waived pursuant to the Expense Limitation Agreement.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The ETF incurred $40,712 in administration fees for the fiscal period ended December 31, 2021. The Administrator is responsible for collecting expense amounts from the ETF, as well as expense reimbursement payments and waived fees from the Sub-Advisor and remitting these amounts to the companies that furnish services to the ETF.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent
The Bank of New York Mellon (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.

Fund Accounting
The Bank of New York Mellon (“Fund Accountant”) serves as the Fund Accountant for the ETF.  For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.

Distributor
Capital Investment Group, Inc. (“Distributor”) serves as the ETF’s principal underwriter and distributor.  The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

4.	Purchases and Sales of Investment Securities

For the fiscal period ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding U.S. Government Securities)	Proceeds from Sales of Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$4,961,333	$5,148,729	$977,251	$1,945,611

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$ -	$ -

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal year/periods ended June 30, 2019 through June 30, 2021, and during the fiscal period ended December 31, 2021, and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended December 31, 2021, the ETF did not incur any interest or penalties.

Distributions during the year/period ended were characterized for tax purposes as follows:

	December 31, 2021	June 30, 2021
Ordinary Income	$ 990,030	$1,838,625
Capital Gains	606,157	220,980
Total Distributions	$1,596,187	$2,059,605

At December 31, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$77,763,257

Gross Unrealized Appreciation	$ 2,264,854
Gross Unrealized Depreciation	(535,012)
Net Unrealized Appreciation	$ 1,729,842

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

6.   Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.

7.   Principal Risks

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the ETF reinvesting proceeds at lower interest rates, resulting in a decline in the ETF’s income.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the ETF's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.
Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.
COVID-19 and Other Infectious Illnesses Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious illness outbreaks that may arise in the future, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 or other infectious illnesses will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 or other infectious illnesses and the actions taken to contain COVID-19 or other infectious illnesses. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak, or any other infectious illness outbreak that may arise in the future, and its impact on the global economy cannot be determined with certainty.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021
Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the ETF’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the ETF may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
8.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.

9.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

Distributions
Per share distributions for the ETF during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
1/31/2022	1/28/2022	2/1/2022	$0.050000

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of December 31, 2021

1.	Proxy Voting Policies and Voting Record

Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal period ended December 31, 2021.

During the fiscal period, the ETF paid $990,030 in income distributions, $30,379 in short-term capital gain distributions, and $575,505 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from July 1, 2021 through December 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of December 31, 2021

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,000.30	$2.52
	$1,000.00	$1,022.68	$2.55
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Bank of New York Mellon	Universal Value Advisors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286 Telephone: 800-205-7699	Reno, Nevada 89501 Telephone: 775-284-7778

World Wide Web @:	World Wide Web @:

bnymellon.com	universalvalueadvisors.com

Semi-Annual Report 2021
For the initial period from November 18, 2021
(Commencement of Operations) through December 31, 2021
(Unaudited)

UVA Dividend Value ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Dividend Value ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Dividend Value ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://docs.nottinghamco.com/UVDV or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Dividend Value ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

UVA Dividend Value ETF

Schedule of Investments
(Unaudited)

As of December 31, 2021
	Shares	Value (Note 1)

COMMON STOCKS - 58.62%
Communication Services - 1.78%
Activision Blizzard, Inc.	907	$ 60,343
Verizon Communications, Inc.	2,155	111,974
		172,317
Consumer Discretionary - 4.29%
Genuine Parts Co.	722	101,224
Hanesbrands, Inc.	4,856	81,192
Newell Brands, Inc.	4,883	106,645
The Wendy's Co.	5,273	125,761
		414,822
Consumer Staples - 6.68%
Altria Group, Inc.	5,178	245,385
The Clorox Co.	858	149,601
The Coca-Cola Co.	1,970	116,644
The Procter & Gamble Co.	817	133,645
		645,275
Energy - 2.22%
Chevron Corp.	915	107,375
The Williams Cos., Inc.	4,125	107,415
		214,790
Financials - 7.57%
Cboe Global Markets, Inc.	817	106,537
Cincinnati Financial Corp.	817	93,081
Citigroup, Inc.	3,454	208,587
CME Group, Inc.	408	93,212
JP Morgan Chase & Co.	597	94,535
Nasdaq, Inc.	439	92,194
T Rowe Price Group, Inc.	216	42,474
		730,620
Health Care - 10.99%
Amgen, Inc.	1,010	227,220
Bristol-Myers Squibb Co.	3,929	244,973
Johnson & Johnson	1,295	221,536
Medtronic PLC	935	96,726
Pfizer, Inc.	4,600	271,630
		1,062,085
Industrials - 7.98%
3M Co.	896	159,157
Fastenal Co.	1,368	87,634
Flowserve Corp.	3,454	105,692
Huntington Ingalls Industries, Inc.	629	117,459
Lockheed Martin Corp.	237	84,232
Snap-on, Inc.	1,010	217,534
		771,708
		(Continued)

UVA Dividend Value ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021
	Shares	Value (Note 1)

COMMON STOCKS - CONTINUED
Information Technology - 8.20%
Broadcom, Inc.	142	$ 94,488
Corning, Inc.	2,919	108,674
Juniper Networks, Inc.	3,549	126,735
Lam Research Corp.	122	87,736
NetApp, Inc.	1,200	110,388
NortonLifeLock, Inc.	2,155	55,987
Paychex, Inc.	687	93,776
QUALCOMM, Inc.	629	115,025
		792,809
Materials - 5.12%
Dow, Inc.	1,780	100,962
Greif, Inc.	814	49,141
International Paper Co.	2,155	101,242
Newmont Corp.	3,929	243,677
		495,022
Real Estate - 3.79%
American Tower Corp.	332	97,110
Hudson Pacific Properties, Inc.	8,452	208,849
PotlatchDeltic Corp.	1,000	60,220
		366,179

Total Common Stocks (Cost $5,529,961)		5,665,627

MASTER LIMITED PARTNERSHIP - 0.87%
Energy - 0.87%
Enterprise Products Partners LP	3,816	83,799

Total Master Limited Partnership (Cost $83,271)		83,799

Investments, at Value (Cost $5,613,232) - 59.48%		$5,749,426

Options Written (Premiums Received $20,526) - (0.10)%		(9,874)

Other Assets Less Liabilities - 40.62%		3,926,231

Net Assets - 100%		$9,665,783

		(Continued)

UVA Dividend Value ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2021

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Common Stocks:
	Communication Services	1.78%	$172,317
	Consumer Discretionary	4.29%	414,822
	Consumer Staples	6.68%	645,275
	Energy	2.22%	214,790
	Financials	7.56%	730,620
	Health Care	10.99%	1,062,085
	Industrials	7.98%	771,708
	Information Technology	8.20%	792,809
	Materials	5.12%	495,022
	Real Estate	3.79%	366,179
	Master Limited Partnership:
	Energy	0.87%	83,799
	Put Options Written	-0.10%	(9,874)
	Liabilities in Excess of Other Assets	40.62%	3,926,231
	Total Net Assets	100.00%	$9,665,783

				(Continued)

UVA Dividend Value ETF

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of December 31, 2021
			Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)

PUT OPTIONS WRITTEN - 0.10%
	*	Blackstone, Inc. (a)	7	$ 110	3/18/2022	$ 1,423,290	$ 1,642
	*	Docusign, Inc. (a)	10	230	3/18/2022	2,552,770	1,580
	*	McDonald's Corp. (a)	4	230	3/18/2022	6,165,610	492
	*	NVIDIA Corp. (a)	4	250	2/18/2022	7,352,750	2,230
	*	NVIDIA Corp. (a)	4	230	4/14/2022	6,764,530	2,780
	*	Tesla, Inc. (a)	2	700	2/18/2022	73,974,600	1,150

		Total Put Options Written (Premiums Received $20,526)					9,874

	Total Options Written (Premiums Received $20,526)						$ 9,874

*	Non-income producing investment
(a)	Counterparty is Clear Street LLC.

See Notes to Financial Statements

UVA Dividend Value ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2021

Assets:
Investments, at value (cost $5,613,232)	$5,749,426
Cash	2,961,638
Receivables:
Interest and dividends	10,522
Investments sold	1,645
Fund shares sold	2,440,422
Due from Sub-Advisor	19,693
Prepaid Expenses:
Professional fees	251
Fund accounting fees	36
Registration and filing fees	25

Total assets	11,183,658

Liabilities:
Options written, at value (premiums received $20,526)	9,874
Payables:
Investments purchased	1,500,765
Accrued expenses:
Custody fees	1,763
Shareholder fulfillment fees	1,451
Administration fees	1,441
Trustee fees and meeting expenses	650
Security pricing fees	602
Compliance fees	575
Insurance fees	559
Miscellaneous reporting expenses	166
Transfer agent fees	29

Total liabilities	1,517,875

Total Net Assets	$9,665,783

Net Assets Consist of:
Paid in Capital	$9,519,020
Distributable Earnings	146,763

Total Net Assets	$9,665,783
Shares Outstanding, no par value (unlimited authorized shares)	950,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$10.17

See Notes to Financial Statements

UVA Dividend Value ETF

Statement of Operations
(Unaudited)

For the initial period from November 18, 2021 (Commencement of Operations) through December 31, 2021

Investment Income:
Dividends	$18,601

Total Investment Income	18,601

Expenses:
Professional fees	5,590
Administration fees (note 2)	4,816
Investment advisory fees (note 2)	4,732
Fund accounting fees (note 2)	3,245
Shareholder fulfillment fees	2,881
Trustee fees and meeting expenses (note 3)	2,150
Custody fees (note 2)	1,763
Transfer agent fees	1,462
Compliance fees (note 2)	1,075
Security pricing fees	602
Insurance fees	559
Miscellaneous reporting expenses	516
Registration and filing fees	86

Total Expenses	29,477

Expenses reimbursed by the Sub-Advisor (note 2)	(19,693)
Expenses waived by the Sub-Advisor (note 2)	(4,732)

Net Expenses	5,052

Net Investment Income	13,549

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Net change in unrealized appreciation on investments	146,846

Net Realized and Unrealized Gain on Investments	146,846

Net Increase in Net Assets Resulting from Operations	$160,395

See Notes to Financial Statements

UVA Dividend Value ETF

Statement of Changes in Net Assets
(Unaudited)

For the initial period from November 18, 2021 (Commencement of Operations) through December 31, 2021

Operations:
Net investment income	$13,549
Net realized gain from investment transactions	-
Net change in unrealized appreciation on investments	146,846

Net Increase in Net Assets Resulting from Operations	160,395

Distributions to Investors:	(13,632)

Decrease from Distributions to Investors	(13,632)

Beneficial Interest Transactions:
Shares sold	9,519,020

Increase from Beneficial Interest Transactions	9,519,020

Net Increase in Net Assets	9,665,783

Net Assets:
Beginning of period	-
End of period	$9,665,783

Share Information:
Shares Sold	950,000
Net Increase in Shares of Beneficial Interest	950,000

See Notes to Financial Statements

UVA Dividend Value ETF

Financial Highlights
(Unaudited)

For a share outstanding during the initial period from
November 18, 2021 (Commencement of Operations) through December 31, 2021

Net Asset Value, Beginning of Period	$ 10.00

Income (Loss) from Investment Operations:
Net investment income (d)	0.01
Net realized and unrealized gain (loss) on investments	0.17

Total from Investment Operations	0.18

Distributions to Investors:
From net investment income	(0.01)

Total from Distributions to Investors	(0.01)

Net Asset Value, End of Period	$ 10.17

Total Return	1.94%	(b)

Net Assets, End of Period (in thousands)	$ 9,666

Ratios of:
Gross Expenses to Average Net Assets (c)	5.35%	(a)
Net Expenses to Average Net Assets (c)	0.80%	(a)
Net Investment Income to Average Net Assets	2.12%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d) Calculated using the average shares method.

See Notes to Financial Statements

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

1.  Organization and Significant Accounting Policies

The UVA Dividend Value ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on November 18, 2021. The investment objective of the ETF is to seek positive returns and protection of capital.  The ETF seeks to achieve its investment objective by investing principally in dividend-paying securities and, under normal circumstances, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. The ETF may also enter into equity derivative instruments such as options. The ETF may use these derivative instruments for investment purposes, including to generate income, to increase liquidity and/or to adjust the ETF’s exposure to certain equity markets.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol UVDV, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Creation Transaction Fees. A creation transaction fee of $5.00 per domestic security with a $500 minimum per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities.  The price for each Creation unit will equal the Fund's daily NAV per share times the number of Shares in a Creation unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

Redemption Transaction Fees. A redemption transaction fee of $5.00 per domestic security with a $500 minimum per transaction (the "Redemption Transaction Fee") is applicable to each transaction regardless of the number of Creation units redeemed in the transaction.  An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the ETF for the costs associated with selling the applicable securities.  The price for each Creation unit will equal the Fund's daily NAV per share times the number of Shares in a Creation unit plus the Redemption Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

With respect to any portion of a ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.

With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Option Valuation
Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last quoted bid and ask prices as quoted on the Exchange or board of trade on which such options are traded.  In the event that there is no mean price available for such an exchange-traded equity option held by the ETF on a day in which the ETF values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option.  If no such bid or ask price is available on a day in which the ETF values such option, the prior day’s price will be used, unless the ETF determines in good faith the prior day’s price no longer reflects the fair value of such option, in which case, the option will be treated as a Fair Value Asset (as defined below). Over-the-counter derivatives (“OTC”) may be valued using a mathematical model which may incorporate a number of market data factors.

Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

The following table summarizes the inputs as of December 31, 2021 for the ETF’s assets measured at fair value:

Investments in Securities (a)(b)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$5,665,626	$5,665,626	$-	$-
Master Limited Partnership	83,799	83,799	-	-
Total Assets	$5,749,426	$5,749,426	$-	$-

Liabilities
Put Options Written	$9,874	$-	$9,874	$-
Total Liabilities	$9,874	$-	$9,874	$-

(a)	The ETF did not hold any Level 3 securities during the period.
(b)	Refer to Schedule of Investments for a breakdown by Industry.

Purchased Options
When the ETF purchases an option, an amount equal to the premium paid by the ETF is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the ETF enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the ETF writes an option, an amount equal to the premium received by the ETF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the ETF on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the ETF has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the ETF.  The ETF, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The ETF may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the ETF to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the ETF’s independent pricing services and the ETF’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.

(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021:

Derivative Type	Location	Market Value

Purchased options – Equity risk	Assets – Investments, at value	$ -
Written options – Equity risk	Liabilities-Options written, at value	9,874

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the initial period ended December 31, 2021:

Derivative Type	Location	Gains/Losses

Written options – Equity risk	Net realized gain from options written	$ -

Written options – Equity risk	Net change in unrealized appreciation on options written	$ 10,639

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the initial period ended December 31, 2021:

Derivative Type	Type	Total Value
Written options – Equity risk	Premiums Received	$ 20,526

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

2.	Transactions with Related Parties and Service Providers

Advisor
The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.75% of the ETF’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.60% of the ETF’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.80% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the initial period from November 18, 2021 (Commencement of Operations) through December 31, 2021, the Advisor earned $3,838 in net advisory fees.  In order to help reduce operating expenses of the ETF, the Advisor voluntarily waived all of its advisory fees.

For the initial period from November 18, 2021 (Commencement of Operations) through December 31, 2021, the Sub-Advisor earned $4,732 in sub-advisory fees, all of which were waived and $19,693 was reimbursed pursuant to the Expense Limitation Agreement.

Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,750 per month.

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $250 million	0.090%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On all assets over $1 billion	0.040%

A breakdown of the Fund Accounting Fee schedule is as follows:

Base Fee	Asset-Based Fee
$2,250 per month minimum	1 basis point (0.01%) per year

The ETF incurred $4,816 in administration fees and $3,245 in fund accounting fees for the initial period ended September December 31, 2021.

(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  The ETF incurred $1,462 in transfer agent fees during the initial period ended December 31, 2021.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

The ETF monthly website fees and New York Stock Exchange fees are also included in the shareholder fulfillment expenses on the Statement of Operations.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.	Purchases and Sales of Investment Securities

For the initial period ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding In-Kind Transactions)	Proceeds from Sales of Securities (Excluding In-Kind Transactions)
$ 726,608	$ -

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$4,886,625	$ -

(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the initial period ended December 31, 2021 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the initial period ended December 31, 2021, the ETF did not incur any interest or penalties.

Distributions during the period ended were characterized for tax purposes as follows:

December 31, 2021
Ordinary Income	$13,632
Capital Gains	-
Total Distributions	$13,632

At December 31, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 5,592,706

Gross Unrealized Appreciation	$ 194,152
Gross Unrealized Depreciation	(47,306)
Net Unrealized Appreciation	$ 146,846

6.   Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.

7.   Principal Risks

Leverage Risk.  The use of leverage may exaggerate changes in the ETF’s share price and the return on its investments.  Accordingly, the ETF may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the ETF’s expenses.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries, or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.
•
Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both equity securities and fixed income securities. If a convertible security’s investment value is greater than its conversion value, its price likely will increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021

•
Contingent Convertible Securities Risk. In addition to the risk of convertible securities described above, the ETF bear the risks and have little control if the fixed income securities are converted to equity securities. Bank-issued contingent convertible fixed income securities that are converted to equity securities will likely result in the ETF receiving shares as the stock price is declining. The ETF may also have difficulty selling its position in the contingent convertible securities if regulators do not allow the sale.

•
Preferred Securities Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Risks from Writing Options.  Writing option contracts can result in losses that exceed the ETF’s initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the ETF at a lower price than its current market value or in the case of cash settled options, the ETF would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the ETF to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the ETF at a higher price than its current market value or in the case of cash settled options, the ETF would be required to purchase the option at a price that is higher than the original sales price for such option.
Risks from Purchasing Options.  If a call or put option purchased by the ETF is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the ETF will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the ETF’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Large Capitalization Risk. Large capitalization securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large capitalization securities is less than for other types of investments - for example small capitalization securities - the ETF's performance could be affected.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Value securities may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time. Dividend-paying value securities may also reduce or eliminate their dividend payments in the future.
Limited History of Operations Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Sector Focus Risk. The ETF may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the ETF's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.
Geographic Risk. A natural or other disaster could occur in a geographic region in which the ETF invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the ETF's investments in the affected region.
Model Risk. Like all quantitative analysis, the Sub-Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
COVID-19 and Other Infectious Illnesses Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious illness outbreaks that may arise in the future, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 or other infectious illnesses will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 or other infectious illnesses and the actions taken to contain COVID-19 or other infectious illnesses. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak, or any other infectious illness outbreak that may arise in the future, and its impact on the global economy cannot be determined with certainty.
(Continued)

UVA Dividend Value ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2021
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

8.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.

9.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

UVA Dividend Value ETF

Additional Information
(Unaudited)

As of December 31, 2021

1.	Proxy Voting Policies and Voting Record

Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s initial period ended December 31, 2021.

During the initial period, the ETF paid $13,632 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the initial period from November 18, 2021 (Commencement of Operations) through December 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

UVA Dividend Value ETF

Additional Information
(Unaudited)

As of December 31, 2021

	Beginning Account Value November 18, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,019.40	$0.97
	$1,000.00	$1,005.06	$0.97
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.80%, multiplied by the number of days in the initial period divided by the number of days in the fiscal year.

5.	Approval of Investment Advisory Agreement

In connection with an organizational Board meeting held on May 2, 2017, the Board, including a majority of the Independent Trustees, discussed the approval of the management agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the ETF, including, without limitation, the quality of its investment advisory services; its coordination of services for the ETF among its service providers; and its efforts to promote the ETF, grow the ETF’s assets, and assist in the distribution of ETF shares.

The Trustees reviewed the duties of the Advisor relative to the oversight of the ETF’s investment portfolio and the ETF’s investment strategy. The Trustees discussed the respective services that would be provided by the Advisor.

There was then a discussion regarding the proposed Advisor’s ability to manage the portfolio of the ETF, which was contemplated to be a registered investment company. It was noted that the Advisor previously engaged in oversight services similar to those being proposed for the ETF, and that their management policies and procedures would not need to materially change in order to comply with requirements set by the 1940 Act.

There was then a discussion regarding the allocation of portfolio management responsibilities between the proposed investment advisor and the proposed investment sub-advisor. Counsel noted that the Advisor would not engage in any portfolio management for the ETF and would instead be responsible for the oversight of the investment sub-adviser, which would provide the portfolio management services.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)	Performance. In considering the investment performance of the ETF and Advisor, the Trustees noted that the ETF had not commenced operations and, consequently, had no performance history.
(Continued)

UVA Dividend Value ETF

Additional Information
(Unaudited)

As of December 31, 2021

The Board reviewed the executive biographical summaries of the Advisor’s management team.
After further discussion, the Trustees considered the experience of the personnel of the Advisor in the oversight of investment sub-advisers for registered investment companies and determined at that time that the performance of the Advisor was satisfactory.

(iii)
Fees and Expenses.  In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the ETF, including any benefits derived by the Advisor from the relationship with the ETF, the Trustees first noted that the management fee for the Advisor would be 0.75% of the average daily net assets.
The Trustees reviewed the Advisor's staffing, personnel and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the ETF and the Advisor by the principals of the Advisor; the Advisor's plans to increase the asset levels of the ETF; and the overall expenses of the ETF.
Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor by the ETF was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
Economies of Scale. The Trustees reviewed the ETF’s fee arrangements with the Advisor in order to evaluate the extent to which economies of scale would be realized as the ETF grows and whether the advisory fee levels reflect these economies of scale for the benefit of the ETF’s investors. The Trustees noted that the ETF had not commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale. The Trustees noted that the ETF was in a start-up phase, and that assets were not expected to grow quickly enough to warrant an immediate break-point in the fee. However, it was noted that the Board and the Advisor planned to revisit this matter should assets grow to the point where a break-point would be appropriate.
Following further discussion of the ETF’s asset levels, expectations for growth, and fee levels, the Board determined that the ETF’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

(v)
Advisor's practices regarding brokerage and portfolio transactions.  The Board noted that, since the Advisor would not be engaging in any portfolio management, it would therefore not be directing brokerage or portfolio transactions.
The Trustees then considered the compliance policies and procedures of the Advisor in regard to monitoring the brokerage and portfolio transactions of its sub-advisers. After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
Conflicts of Interest.  In   considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the ETF and the substance and administration of the Advisor's code of ethics.
Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

(Continued)

UVA Dividend Value ETF

Additional Information
(Unaudited)

As of December 31, 2021

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

6.    Approval of Investment Sub-Advisory Agreement

In connection with the organizational Board meeting held on May 2, 2017, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Advisor and the Sub-Advisor, with respect to the ETF (the “Investment Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

In deciding on whether to approve the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.   The Trustees considered the responsibilities of the Sub-Advisor under the proposed Investment Sub-Advisory Agreement. The  Trustees  reviewed  the  services  to  be provided by the Sub-Advisor to the ETF, including, without limitation, the quality of its investment advisory services, its  research  and  recommendations  with   respect  to  portfolio securities, as well as its procedures for formulating investment recommendations and assuring compliance with the ETF’s investment objective and  limitations; its coordination of services for the ETF among its service providers; and its efforts to promote the ETF, grow the ETF’s assets, and assist in the distribution of ETF shares.

The Trustees reviewed the duties of the Sub-Advisor relative to the oversight of the ETF’s investment portfolio and the ETF’s investment strategy. The Trustees discussed the respective services that would be provided by the Sub-Advisor and noted that the Sub-Advisor would be responsible for managing the ETF’s assets.

There was then a discussion regarding the nature of the investment strategy for the ETF. The Sub-Advisor described the strategy of the ETF for the Board and answered several questions with relation to that strategy and the overall investment goals of the ETF.

There was a discussion regarding the proposed Sub-Advisor’s ability to manage the portfolio of the ETF, which was contemplated to be a registered investment company. It was noted that the Sub-Advisor previously engaged in portfolio management services similar in scope and strategy to the investment strategy being proposed for the ETF, and that neither its investment strategy nor portfolio management policies and procedures would need to materially change in order to comply with requirements set by the 1940 Act.

After reviewing the foregoing information and other information provided by the Sub-Advisor (e.g.,   descriptions   of   the Sub-Advisor's   services   in   its   registration documents), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the ETF.

(ii)	Performance. In considering the investment performance of the ETF and Sub-Advisor, the Trustees noted that the ETF had not commenced operations and, consequently, had no performance history.
(Continued)

UVA Dividend Value ETF

Additional Information
(Unaudited)

As of December 31, 2021

The Board reviewed the executive biographical summaries of the Sub-Advisor’s portfolio management team and performance summaries of various strategies that they currently employ and are comparable to the strategies proposed for the ETF.
After further discussion, the Trustees considered the experience of the personnel of the Sub-Advisor in managing other assets and determined at that time that the performance of the Sub-Advisor was satisfactory.

(iii)
Fees and Expenses.  In considering the costs of the services to be provided and profits to be realized by the Sub-Advisor and its affiliates from the relationship with the ETF, including any benefits derived by the Sub-Advisor from the relationship with the ETF, the Trustees noted that the management fee for the ETF would be 0.60% of the average daily net assets.

The Trustees reviewed the Sub-Advisor's staffing, personnel and methods of operating; the education and experience of the Sub-Advisor's personnel; the Sub-Advisor's compliance policies and procedures; the financial condition of the Sub-Advisor; the level of commitment to the ETF and the Sub-Advisor by the principals of the Sub-Advisor; the Sub-Advisor's plans to increase the asset levels of the ETF; and the overall expenses of the ETF.

Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Sub-Advisor by the ETF was fair and   reasonable   in relation   to the nature   and   quality   of   the services provided by the Sub-Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
Economies of Scale.  The Trustees reviewed the ETF’s fee arrangements with the Sub-Advisor in order to evaluate the extent to which economies of scale would be realized as the ETF grows and whether the advisory fee reflects these economies of scale for the benefit of the ETF’s investors. The Trustees noted that the ETF had not commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale. The Trustees noted that the ETF was in a start-up phase, and that assets were not anticipated to grow rapidly enough to warrant an immediate break-point in the fee.
Following further discussion of the ETF’s asset levels, expectations for growth, and fee levels, the Board determined that the ETF’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Sub-Advisor.

(v)
Sub-Advisor's practices regarding brokerage and portfolio transactions.  In considering the Sub-Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Sub-Advisor's standards, and performance in utilizing those standards, for seeking best execution for ETF portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the ETF; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Sub-Advisor does not currently allocate portfolio business to broker-dealers affiliated with the Sub-Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that the Sub-Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
Conflicts of Interest.  In considering the Sub-Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the ETF; the basis of decisions to buy or sell securities for the ETF; and the substance and administration of the Sub-Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Sub-Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

(Continued)

UVA Dividend Value ETF

Additional Information
(Unaudited)

As of December 31, 2021

Conclusion. Having reviewed and discussed in depth such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Sub-Advisory Agreement was in the best interest of the shareholders of the ETF.

UVA Dividend Value ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Universal Value Advisors
116 South Franklin Street	1 E. Liberty Street #406
Rocky Mount, North Carolina 27804 Telephone: 800-773-3863	Reno, Nevada 89501 Telephone: 775-284-7778

World Wide Web @: ncfunds.com	World Wide Web @: universalvalueadvisors.com

(b) Not applicable.
ITEM 2.	CODE OF ETHICS.
Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	March 10, 2022

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	March 10, 2022